Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Initial Public Offering
Note 3 — Initial Public Offering
Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of one warrant to purchase one share of common stock (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.
On January 14, 2021, an aggregate of $
10.00
per Unit sold in the IPO was held in the Trust Account and will be held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act.
On January 19, 2021, the underwriters exercised the over-allotment option in full to purchase 3,600,000 Units.
Following the closing of the IPO on January 14, 2021 and the underwriters’ full exercise of the over-allotment option on January 19, 2021, $276,000,000 was held in the Trust Account.
As of September 30, 2022 and December 31, 2021, common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled in the following table:

Gross proceeds from public issuance	$276,000,000
Less:
Proceeds allocated to public warrants	(16,771,351)
Common stock issuance costs	(14,849,933)

Plus:
Remeasurement of carrying value to redemption value	31,621,284

Common stock subject to possible redemption, December 31, 2021	276,000,000
Plus:
Remeasurement of carrying value to redemption value	1,191,397
Common stock subject to possible redemption, September 30, 2022	$277,191,397

Note 3 — Initial Public Offering
Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000
Units, at a purchase price of $10.00
per Unit. Each Unit consists of one share of common stock and one half of one warrant to purchase one share of common stock (“Public Warrant”).
 Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.
On January 14, 2021, an aggregate of $10.00
 per Unit sold in the IPO was held in the Trust Account and will be held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of
Rule 2a-7 of
the Investment Company Act.
On January 19, 2021, the underwriters exer
cised the over-allotm
ent option in full to purchase 3,600,000
 Units. Following the closing of the IPO on January 14, 2021 and the underwriters’ full exercise of over-allotment option on January 19, 2021, $276,000,000 was held in the Trust Account.

As of December 31, 2021, the common stock subject to possible redemption reflected on the balance sheet was reconciled in the following table:

Gross proceeds from public issuance	$276,000,000
Less:
Proceeds allocated to public warrants	(16,771,351)
Common stock issuance costs	(14,849,933)
Plus:
Accretion of carrying value to redemption value	31,621,284

Common stock subject to possible redemption	$276,000,000